(Lepercq-Istel Fund Logo)

SEMI-ANNUAL
REPORT
June 30, 2001

AUGUST 15, 2001

DEAR SHAREHOLDERS:

The performance for your Fund for the second quarter and the first half of 2001 is provided in the table below. For comparative purposes, we have also provided performance information for some relevant benchmarks.

                              SECOND QUARTER 2001   FIRST HALF 2001
                              -------------------   ---------------
     Lepercq-Istel Fund              -1.97%             -11.60%
     Lipper Large-Cap Core           +4.91%              -7.70%
     Standard & Poor's 500           +6.99%              -6.70%

In the face of persistent economic weakness and plummeting corporate earnings, the year has so far been a trying time for investors. The rapidity of the slowdown and the extent to which it has impacted the business landscape - particularly in the technology sector - has surprised many investors.

In response to this environment, the Federal Reserve has countered with the most dramatic series of interest rate cuts in memory. Economic weakness has, however, spread globally making the Federal Reserve's task more difficult.

Amidst this gloom, several positives are beginning to fall in the investors' favor. A look at past economic cycles shows a normal lag of about six to nine months for interest rate cuts to begin impacting the economy, which suggests that we may be near an economic bottom. Low interest rates are also stimulating the housing sector, industrial production has not declined in four months and the sharp draw down of business inventory during the first half of this year indicates that factories will soon need to restart production.

As we await the return of a better economy, our portfolio continues to be positioned for staying power - high cash reserves and equity investments focused on many of the strongest and most durable business franchises.

Sincerely,

/s/Tsering Ngudu                        /s/Jerry Getsos

Tsering Ngudu                           Jerry Getsos
President and Portfolio Manager         Executive Vice President and
                                        Portfolio Manager

           Past performance is not predictive of future performance.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE
 ---------                                                            ------
               U.S. EQUITIES - 61.46%

               CONSUMER CYCLICAL - 14.66%

               MEDIA - 7.34%
     11,500    AOL Time
                 Warner Inc.*<F1>                                  $   609,500
     10,000    Viacom Inc.*<F1>                                        517,500
     16,000    The Walt Disney
                 Company                                               462,240
                                                                   -----------
                                                                     1,589,240
                                                                   -----------

               SPECIALTY RETAIL - 7.32%
     22,000    The Gap, Inc.                                           638,000
     12,500    The Home Depot, Inc.                                    581,875
     12,000    RadioShack
                 Corporation                                           366,000
                                                                   -----------
                                                                     1,585,875
                                                                   -----------
               Total Consumer
                 Cyclicals                                           3,175,115
                                                                   -----------

               CONSUMER STAPLES - 2.01%

               PERSONAL PRODUCTS - 2.01%
     15,000    The Gillette Company                                    434,850
                                                                   -----------
               Total Consumer
                 Staples                                               434,850
                                                                   -----------

               ENERGY - 12.15%

               ENERGY EQUIPMENT
                 AND SERVICES - 1.95%
      8,000    Schlumberger Limited                                    421,200
                                                                   -----------

               OIL & GAS - 10.20%
      3,500    Andarko Petroleum
                 Corporation                                           189,105
      4,000    Apache Corporation                                      203,000
      8,000    Devon Energy
                 Corporation                                           420,000
      5,000    El Paso Corporation                                     262,700
     10,000    Exxon Mobil
                 Corporation                                           873,500
     15,000    Ocean Energy Inc.                                       261,750
                                                                   -----------
                                                                     2,210,055
                                                                   -----------
               Total Energy                                          2,631,255
                                                                   -----------

               FINANCIAL - 8.98%

               BANKS - 4.15%
     15,000    The Bank of New York
                 Company, Inc.                                         720,000
      5,000    Bank One Corporation                                    179,000
                                                                   -----------
                                                                       899,000
                                                                   -----------

               DIVERSIFIED FINANCIALS - 4.83%
     15,000    American Express
                 Company                                               582,000
     10,000    American General
                 Corporation                                           464,500
                                                                   -----------
                                                                     1,046,500
                                                                   -----------
               Total Financial                                       1,945,500
                                                                   -----------

               HEALTH CARE - 11.14%

               PHARMACEUTICALS - 11.14%
     10,000    Bristol-Myers Squibb
                 Company                                               523,000
     25,000    Johnson & Johnson                                     1,250,000
      5,000    Merck & Co., Inc.                                       319,550
      8,000    Pfizer Inc.                                             320,400
                                                                   -----------
                                                                     2,412,950
                                                                   -----------
               Total Health Care                                     2,412,950
                                                                   -----------

               INDUSTRIAL - 1.12%

               INDUSTRIAL CONGLOMERATES - 1.12%
      5,000    General Electric
                 Company                                               243,750
                                                                   -----------
               Total Industrial                                        243,750
                                                                   -----------

               INFORMATION
                 TECHNOLOGY - 8.64%

               COMMUNICATIONS
                 EQUIPMENT - 4.47%
     20,000    Cisco Systems, Inc.*<F1>                                364,000
     10,000    EMC Corporation*<F1>                                    290,500
     20,000    Sun Microsystems, Inc.*<F1>                             314,400
                                                                   -----------
                                                                       968,900
                                                                   -----------

               SEMICONDUCTOR EQUIPMENT
                 AND PRODUCTS - 4.17%
      6,000    Applied Materials, Inc.*<F1>                            294,600
     10,000    Intel Corporation                                       292,500
     10,000    Texas Instruments
                 Incorporated                                          315,000
                                                                   -----------
                                                                       902,100
                                                                   -----------
               Total Information
                 Technology                                          1,871,000
                                                                   -----------

               TELECOM SERVICES - 1.32%

               TELECOMMUNICATION - 1.32%
      5,000    Comverse Technology,
                 Inc.*<F1>                                             285,500
                                                                   -----------
               Total Telecom Services                                  285,500
                                                                   -----------

               UTILITIES - 1.44%

               ELECTRIC UTILITIES - 1.44%
      8,000    Duke Energy
                 Corporation                                           312,080
                                                                   -----------
               Total Utilities                                         312,080
                                                                   -----------
               TOTAL U.S. EQUITIES                                  13,312,000
                                                                   -----------

               INTERNATIONAL
                 EQUITIES - 3.81%

               CONSUMER CYCLICAL - 1.06%

               LEISURE EQUIPMENT AND
                 PRODUCTION - 1.06%
      3,500    SONY
                 CORPORATION -
                 ADR                                                   230,300
                                                                   -----------
               Total Consumer
                 Cyclical                                              230,300
                                                                   -----------

               INFORMATION
                 TECHNOLOGY - 2.75%

               COMMUNICATIONS
                 EQUIPMENT - 1.65%
     10,000    Nokia Oyj                                               220,400
     15,000    Nortel Networks
                 Corporation*<F1>                                      136,350
                                                                   -----------
                                                                       356,750
                                                                   -----------

               TELECOMMUNICATION - 1.10%
     27,500    Global Crossing Ltd.*<F1>                               237,600
                                                                   -----------
               Total Information
                 Technology                                            594,350
                                                                   -----------
               TOTAL INTERNATIONAL
                 EQUITIES                                              824,650
                                                                   -----------
               TOTAL EQUITIES
                 (COST $14,560,402)                                $14,136,650
                                                                   -----------
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------
               SHORT-TERM
                 INVESTMENTS - 34.53%

               U.S. TREASURIES - 34.53%
 $   25,000    U.S. Treasury Bill,
                 due 7/12/01                                       $    24,970
  4,900,000    U.S. Treasury Bill,
                 due 8/16/01                                         4,871,936
  2,600,000    U.S. Treasury Bill,
                 due 9/13/01                                         2,581,389
                                                                   -----------
               TOTAL SHORT-TERM
                 INVESTMENTS
                 (COST $7,474,511)                                   7,478,295
                                                                   -----------
               Total Investments -
                 99.80%
                 (Cost $22,034,913)                                 21,614,945
               Other Assets less
                 Liabilities - 0.20%                                    42,581
                                                                   -----------
               NET ASSETS -
                 100.00%                                           $21,657,526
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security.
 #<F2> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2001.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS:
   Investments, at market value
     (cost $22,034,913)                                            $21,614,945
   Cash                                                                106,646
   Dividends and interest
     receivable                                                          6,173
   Other assets                                                         28,892
                                                                   -----------
   Total Assets                                                     21,756,656
                                                                   -----------

LIABILITIES:
   Payable to adviser                                                   43,190
   Accrued expenses and
     other liabilities                                                  55,940
                                                                   -----------
   Total Liabilities                                                    99,130
                                                                   -----------
NET ASSETS                                                         $21,657,526
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $28,575,103
   Accumulated undistributed
     net investment income                                             178,258
   Accumulated undistributed
     net realized loss on
     investments                                                    (6,675,867)
   Net unrealized depreciation
     on investments                                                   (419,968)
                                                                   -----------
   Total Net Assets                                                $21,657,526
                                                                   -----------
                                                                   -----------

   Shares outstanding
     (unlimited shares of $1.00
     par value authorized)                                           1,360,626

   Net Asset Value (offering
     and redemption price)                                              $15.92
                                                                        ------
                                                                        ------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of taxes
     withheld of $3,763)                                           $    75,283
   Interest income                                                     236,490
                                                                   -----------
   Total income                                                        311,773
                                                                   -----------

EXPENSES:
   Investment advisory fee                                              87,626
   Administration fee                                                   18,765
   Legal                                                                18,546
   Transfer agent fees and expenses                                     16,732
   Fund accounting fee                                                  15,705
   Audit                                                                 9,016
   Trustee fees and expenses                                             7,840
   Federal and state registration                                        7,551
   Other                                                                 5,384
   Custody fees                                                          4,548
   Reports to shareholders                                               1,943
                                                                   -----------
   Total expenses                                                      193,656
                                                                   -----------
NET INVESTMENT INCOME                                                  118,117
                                                                   -----------

REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
   Net realized loss
     on investments                                                 (1,736,800)
   Change in unrealized
     depreciation on investments                                    (1,262,471)
                                                                   -----------
   Net realized and unrealized
     loss on investments                                            (2,999,271)
                                                                   -----------

NET DECREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  $(2,881,154)
                                                                   -----------
                                                                   -----------

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED            YEAR ENDED
                                                                              JUNE 30, 2001          DECEMBER 31, 2000
                                                                             ----------------        -----------------
                                                                               (UNAUDITED)
OPERATIONS:
     Net investment income                                                     $   118,117              $    60,141
     Net realized gain (loss) on investments                                    (1,736,800)               1,331,436
     Change in unrealized depreciation on investments                           (1,262,471)             (12,117,554)
                                                                               -----------              -----------
     Net decrease in net assets
       resulting from operations                                                (2,881,154)             (10,725,977)
                                                                               -----------              -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares subscribed                                               107,390                  566,539
     Cost of shares redeemed                                                      (582,775)              (5,501,411)
                                                                               -----------              -----------
     Net decrease in net assets
       from capital share transactions                                            (475,385)              (4,934,872)
                                                                               -----------              -----------
TOTAL DECREASE IN NET ASSETS                                                    (3,356,539)             (15,660,849)
                                                                               -----------              -----------

NET ASSETS:
     Beginning of period                                                        25,014,065               40,674,914
                                                                               -----------              -----------
     End of period (including undistributed
       net investment income of $178,258
       and $60,141, respectively)                                              $21,657,526              $25,014,065
                                                                               -----------              -----------
                                                                               -----------              -----------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS                                   YEAR ENDED
                                              ENDED                                    DECEMBER 31,
                                            JUNE 30,           -----------------------------------------------------------
                                              2001             2000          1999         1998          1997          1996
                                           ----------          ----          ----         ----          ----          ----
                                           (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period         $18.01           $25.57        $19.91       $19.21        $19.03        $15.83
                                             ------           ------        ------       ------        ------        ------

Income from investment operations:
     Net investment income (loss)              0.09             0.04          0.02        (0.07)(1)     (0.07)(1)     (0.11)(1)
                                                                                                <F3>          <F3>          <F3>
     Net realized and unrealized gains
       (losses) on securities                 (2.18)           (7.60)         6.01         2.90          1.69          4.26
                                             ------           ------        ------       ------        ------        ------
Total from investment operations              (2.09)           (7.56)         6.03         2.83          1.62          4.15
                                             ------           ------        ------       ------        ------        ------

Less distributions:
     Dividends from net
       investment income                         --               --         (0.02)          --            --            --
     Distributions from capital gains            --               --         (0.35)       (2.13)        (1.44)        (0.95)
                                             ------           ------        ------       ------        ------        ------
     Total distributions                       0.00             0.00         (0.37)       (2.13)        (1.44)        (0.95)
                                             ------           ------        ------       ------        ------        ------
Net asset value, end of period               $15.92           $18.01        $25.57       $19.91        $19.21        $19.03
                                             ------           ------        ------       ------        ------        ------
                                             ------           ------        ------       ------        ------        ------

Total return                                 -11.6%(3)<F5>    -29.6%         30.5%        15.4%          9.0%         26.3%

Supplemental data and ratios:
     Net assets, in millions,
       end of period                          $21.7            $25.0         $40.7        $32.8         $28.4         $24.2
     Ratio of expenses to average
       net assets                             1.66%(4)         1.37%         1.35%        1.48%         1.51%         1.65%(2)
                                                   <F6>                                                                    <F4>
     Ratio of net investment income
       (loss) to average net assets           1.01%(4)         0.18%         0.07%       (0.40%)       (0.40%)       (0.65%)(2)
                                                   <F6>                                                                     <F4>
     Portfolio turnover rate                 64.26%           85.13%        95.70%       83.06%        71.20%        54.13%

(1)<F3> Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent or book and tax differences.
(2)<F4> Without voluntary expense reimbursements of $13,000 for the year ended December 31, 1996, the ratio of expenses to average net assets would have been 1.71% and the ratio of net investment loss to average net assets would have been (0.71)%.
(3)<F5>   Not annualized.
(4)<F6>   Annualized.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Lepercq-Istel Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, established under a Declaration of Trust dated April 8, 1986. The Trust was formerly a Delaware corporation established in 1953 known as Istel Fund, Inc. On April 8, 1986, the shareholders of Istel Fund, Inc. (the Trust's predecessor) approved a plan of reorganization (the "Reorganization") under which Istel Fund, Inc. converted its corporate structure to change from a Delaware corporation to a Massachusetts business trust. In accordance with the terms and conditions of the Reorganization, Istel Fund, Inc. changed its name to Lepercq-Istel Trust. The Trust currently consists of one series, Lepercq-Istel Fund (the "Fund"). The principal investment objective of the Fund is long-term capital appreciation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     a) Investment Valuation--Investments in securities traded on a national securities exchange are valued at the last reported sale on the primary exchange on which they are traded. Investments not listed on a securities exchange and exchange-listed securities for which no sale was reported for that date are valued at the last reported bid price. Once short-term securities have a maturity of 60 days or less, they are valued at amortized cost which approximates market value; prior to that they are marked to market. Restricted securities for which quotations are not readily available are valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

     b) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

          The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2000, the Fund had an accumulated capital loss carryforward for tax purposes of $4,939,067 which will expire on December 31, 2007.

     c) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, are declared at least annually. The Fund did not declare any dividends for the period ended June 30, 2001.

     d) Use of Estimates--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts on securities purchased are amortized over the life of the respective security.

2.   AGREEMENTS

     The Fund has entered into an investment advisory agreement with Lepercq, de Neuflize & Co. Incorporated (the "Adviser"). The Adviser is entitled to receive a fee, computed and accrued daily and payable quarterly, at the annual rate of 0.75% of the Fund's average daily net assets.

     For the period ended June 30, 2001, the Fund paid brokerage commissions of $6,930 to Lepercq, de Neuflize Securities Inc., a wholly owned subsidiary of the Adviser.

     Firstar Mutual Fund Services, LLC serves as the Fund's transfer agent, administrator and accounting services agent. Firstar Bank, N.A. serves as the Fund's custodian.

     The Board of Trustees, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Shareholder Servicing Plan. Pursuant to the Distribution Plan, the Fund may incur distribution expenses of up to 0.75% per annum of its average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to 0.25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund. The Fund did not incur expenses pursuant to the Plans for the period ended June 30, 2001.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of beneficial interest were as follows:

                                       PERIOD ENDED         YEAR ENDED
                                      JUNE 30, 2001     DECEMBER 31, 2000
                                      -------------     -----------------
     Shares subscribed                     6,270              25,295
     Shares issued to holders in
        reinvestment of dividends             --                  --
     Shares redeemed                     (34,497)           (226,910)
                                         -------            --------
     Net decrease                        (28,227)           (201,615)
                                         -------            --------
                                         -------            --------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended June 30, 2001, were as follows:

                                     U.S. GOVERNMENT          OTHER
                                     ---------------          -----
     Purchases                              --             $10,073,917
     Sales                                  --               9,131,821

     At June 30, 2001, gross unrealized appreciation and depreciation of investments for federal income-tax purposes were as follows:

     Appreciation                                           $1,057,440
     (Depreciation)                                         (1,477,408)
                                                           -----------
     Net unrealized appreciation on investments            $  (419,968)
                                                           -----------
                                                           -----------

     At June 30, 2001, the cost of investments for federal income-tax purposes was $22,034,913.

TRUSTEES

+<F8> Bruno Desforges           Chairman of the Board, Lepercq-Istel Trust;
                                  Managing Director, Lepercq, de Neuflize & Co. Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities Inc.

+<F8> Francois Letaconnoux      Director, President and Chief Executive
                                  Officer, Lepercq Inc., Lepercq, de Neuflize & Co. Incorporated and Lepercq, de Neuflize Securities Inc.

      Jean-Louis Milin          President, Banque de Neuflize,
                                  Schlumberger, Mallet, Demachy

      Lee R. Robins             President, CPI Associates, Inc., Member,
                                  American Institute of CPA's

*<F7> Marvin Schiller, Ph.D.    Director, Tutor Time Learning Systems, Inc.;
                                General Partner, Reprise Capital Corp.

*<F7> Franz Skryanz             Financial Consultant

      Marie-Monique Steckel     Consultant; Director, Microcard Technologies
                                  Inc.; Director, GlobeCast North America Inc.; Director, C&P Press, Inc.

      Dennis Tarzian            President and Chief Executive Officer, New
                                  Century Education Corp.; Director, National
                                  Registered Agents, Inc.

+<F8> Jean-Michel Terrein       Managing Director, Lepercq Corporation
                                  Management Ltd.

*<F7>  Member of Audit, Ethics and Nominating Committees
+<F8>  Interested Trustees

OFFICERS
  Tsering Ngudu                              President
  Jerry Getsos                               Executive Vice President
  Peter Hartnedy                             Secretary and Treasurer

  Investment Adviser                         Lepercq, de Neuflize & Co.
                                               Incorporated, New York
  Underwriter and Distributor                Lepercq, de Neuflize Securities
                                               Inc., New York
  Dividend Paying Agent, Transfer Agent,
  Administrator and Fund Accountant          Firstar Mutual Fund Services,
                                               LLC, Milwaukee
  Custodian                                  Firstar Bank, N.A., Cincinnati
  Legal Counsel                              Paul, Hastings, Janofsky & Walker
                                               LLP, New York
  Independent Auditors                       KPMG LLP, Chicago

Lepercq-Istel Fund

1675 Broadway, New York, N.Y. 10019
Telephone:(212) 698-0749
Shareholder Services: (800) 497-1411

This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus.